Inventory (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials and work in progress	$ 114,664	$ 287,971
Finished goods and merchandise goods	3,862,672	3,847,653
Inventory	$ 3,977,336	$ 4,135,624